UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:     X     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported):    February 14, 2019

Commission File Number of securitizer:    025-1630

Central Index Key Number of securitizer:    0001605867

DC Residential IV Portfolio Private Owner, LLC

Sally Kelly (424) 280-7568

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

Item 1.03    Notice of Termination of Duty to File Reports under Rule 15Ga-1

DC Residential IV Portfolio Private Owner, LLC, as securitizer, is terminating its reporting obligation pursuant to Rule 15Ga-1(c)(3). The last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of the securitizer was August 16, 2018.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DC Residential IV Portfolio Private Owner, LLC

By:	/s/ Sally Kelly
Name:	Sally Kelly
Title:	Authorized Signatory

Date: February 14, 2019